Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	37 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000238994
Average Annual Return [Line Items]
Average Annual Return, Percent	4.34%
Without Sales Load [Member] | C000238994
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%
Without Sales Load [Member] | C000238993
Average Annual Return [Line Items]
Average Annual Return, Percent	7.74%
Without Sales Load [Member] | C000238992
Average Annual Return [Line Items]
Average Annual Return, Percent	8.32%
Without Sales Load [Member] | C000229060
Average Annual Return [Line Items]
Average Annual Return, Percent		11.48%	0.51%
Without Sales Load [Member] | C000226943
Average Annual Return [Line Items]
Average Annual Return, Percent		11.48%	0.51%
Without Sales Load [Member] | C000229059
Average Annual Return [Line Items]
Average Annual Return, Percent		11.48%	0.51%
DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Average Annual Return, Percent	10.96%
DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Average Annual Return, Percent	10.96%
DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Average Annual Return, Percent	10.96%
DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Average Annual Return, Percent		13.22%	4.18%
DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Average Annual Return, Percent		13.22%	4.18%
DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Average Annual Return, Percent		13.22%	4.18%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.56%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.56%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.56%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		2.63%	(2.59%)
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		24.56%	10.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		2.63%	(2.59%)
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		24.56%	10.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		2.63%	(2.59%)
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		24.56%	10.90%